Document And Entity Information	Feb. 13, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001428439
Document Type	8-K
Document Period End Date	Feb. 13, 2020
Entity Registrant Name	ROKU, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38211
Entity Tax Identification Number	26-2087865
Entity Address, Address Line One	150 Winchester Circle
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	408
Local Phone Number	556-9040
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	“ROKU”
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false